LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Lessee Disclosure [Abstract]
Schedule of weighted-average remaining lease term and discount rate
	Year ended December 31,
	2024	2023

Weighted average remaining lease term	8.66 Years	2.03 Years
Weighted average discount rate	5.53%	5.05%

Schedule of maturities of operating lease liabilities
Year ending December 31,
2025	$4,275
2026	3,499
2027	2,722
2028	2,722
Thereafter	15,474

Total lease payments *)	$28,692

Less – imputed interest	(6,390)

Present value of lease liabilities	$22,302